CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Share-based compensation expense	¥ 47,405		¥ 72,203	¥ 43,168
Research and Development Expenses
Share-based compensation expense	32,609	$ 5,117	49,996	23,564
Selling and Marketing Expenses
Share-based compensation expense	5,666	889	10,904	12,322
General and Administrative Expenses
Share-based compensation expense	¥ 9,130	$ 1,433	¥ 11,303	¥ 7,282